Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Construction and Housing Portfolio - Select Construction and Housing Portfolio
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883